Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net earnings	$ 2,658	$ 1,861
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation and amortization	599	754
Provision for excess and obsolete inventory	226	342
Foreign exchange loss	16	33
Amortization of deferred compensation related to stock-based awards	269	119
Loss on sale of property and equipment		15
Proceeds from sale of demonstration equipment, net of gain	129	214
Deferred income tax expense	135	168
Changes in assets and liabilities:
Trade accounts receivable	(1,009)	570
Inventories	(384)	(113)
Prepaid expenses and other current assets	295	(174)
Restricted certificates of deposit	175
Other assets	178	(15)
Accounts payable	459	(324)
Accrued wages and benefits	126	(36)
Accrued rent	(85)	42
Accrued professional fees	57	(25)
Accrued sales commissions	(10)	(31)
Domestic and foreign income taxes payable	549	4
Other current liabilities	(95)	94
Net cash provided by operating activities	4,288	3,498
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(339)	(599)
Net cash used in investing activities	(339)	(599)
CASH FLOWS FROM FINANCING ACTIVITIES
Repurchases of common stock	(978)	(155)
Net cash used in financing activities	(978)	(155)
Effects of exchange rates on cash	(70)	(160)
Net cash provided by all activities	2,901	2,584
Cash and cash equivalents at beginning of period	25,710	23,126
Cash and cash equivalents at end of period	28,611	25,710
Cash payments for:
Domestic and foreign income taxes	635	792
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of unvested shares of restricted stock	369
Forfeiture of unvested shares of restricted stock		$ (20)